Document and Entity Information Document	Jun. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	J2 Global, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25965
Entity Tax Identification Number	47-1053457
Entity Address, Address Line One	700 S. Flower Street,
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	323
Local Phone Number	860-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JCOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001084048
Amendment Flag	false